Document and Entity Information	Nov. 14, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2023
Entity File Number	001-39157
Entity Registrant Name	AgileThought, Inc.
Entity Central Index Key	0001790625
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2302509
Entity Address, Address Line One	222 W. Las Colinas Blvd.
Entity Address, Address Line Two	Suite 1650E
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	971
Local Phone Number	501-1140
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AGIL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	AGILW
Security Exchange Name	NASDAQ